Note 19 - Equity Incentive Plan - Summary of Information About Stock Options (Details) - Stock Options and Stock Appreciation Rights [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Options Outstanding, Number of outstanding (in shares) | shares	284,591
Options Exercisable, Number exercisable (in shares) | shares	151,695
Aggregate intrinsic value | $	$ 4,281
Aggregate intrinsic value | $	$ 2,709
Price Range 1 [Member]
Lower limit (in dollars per share)	$ 29.81
Options Outstanding, Number of outstanding (in shares) | shares	205,692
Upper limit (in dollars per share)	$ 44.75
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 40.26
Options Outstanding, Weighted average remaining contractual term (Year)	4 years 11 months 15 days
Options Exercisable, Number exercisable (in shares) | shares	141,195
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 40.34
Options Exercisable, Weighted average remaining contractual term (Year)	4 years 7 months 20 days
Price Range 2 [Member]
Lower limit (in dollars per share)	$ 46.00
Options Outstanding, Number of outstanding (in shares) | shares	78,899
Upper limit (in dollars per share)	$ 69.00
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 52.68
Options Outstanding, Weighted average remaining contractual term (Year)	8 years 8 months 1 day
Options Exercisable, Number exercisable (in shares) | shares	10,500
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 48.32
Options Exercisable, Weighted average remaining contractual term (Year)	7 years 6 months 10 days